Fair Value Measurements (Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Fair Value, Inputs, Level 1 [Member] | Forward Contracts [Member]
Fair value, assets measured on recurring basis, derivative financial instruments, assets		[1]		[1]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities		[1]		[1]
Fair Value, Inputs, Level 1 [Member] | Currency Option Agreements [Member]
Fair value, assets measured on recurring basis, derivative financial instruments, assets		[1]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities		[1]		[1]
Fair Value, Inputs, Level 1 [Member] | Currency Swap [Member]
Fair value, assets measured on recurring basis, derivative financial instruments, assets		[1]		[1]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities		[1]		[1]
Fair Value, Inputs, Level 1 [Member] | Interest Rate Swap [Member]
Fair value, assets measured on recurring basis, derivative financial instruments, assets		[1]		[1]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities		[1]		[1]
Fair Value, Inputs, Level 1 [Member] | Domestic Equity Securities [Member]
Available-for-sale securities	74,722	[1]	87,282	[1]
Fair Value, Inputs, Level 1 [Member] | Foreign Equity Securities [Member]
Available-for-sale securities	101,679	[1]	109,858	[1]
Fair Value, Inputs, Level 1 [Member] | Domestic Debt Securities [Member]
Available-for-sale securities	5,190	[1]	1,010	[1]
Fair Value, Inputs, Level 1 [Member] | Foreign Debt Securities [Member]
Available-for-sale securities	33	[1]	102	[1]
Fair Value, Inputs, Level 2 [Member] | Forward Contracts [Member]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	832	[2]	8	[2]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	1,035	[2]	196	[2]
Fair Value, Inputs, Level 2 [Member] | Currency Option Agreements [Member]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	1	[2]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	1,860	[2]	1,552	[2]
Fair Value, Inputs, Level 2 [Member] | Currency Swap [Member]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	1,608	[2]	946	[2]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	9,529	[2]	4,385	[2]
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	1,281	[2]	3,342	[2]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	1,921	[2]	2,178	[2]
Fair Value, Inputs, Level 2 [Member] | Domestic Equity Securities [Member]
Available-for-sale securities	112	[2]	129	[2]
Fair Value, Inputs, Level 2 [Member] | Foreign Equity Securities [Member]
Available-for-sale securities		[2]		[2]
Fair Value, Inputs, Level 2 [Member] | Domestic Debt Securities [Member]
Available-for-sale securities	14,077	[2]	13,110	[2]
Fair Value, Inputs, Level 2 [Member] | Foreign Debt Securities [Member]
Available-for-sale securities	8,013	[2]	2,744	[2]
Fair Value, Inputs, Level 3 [Member] | Forward Contracts [Member]
Fair value, assets measured on recurring basis, derivative financial instruments, assets		[3]		[3]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities		[3]		[3]
Fair Value, Inputs, Level 3 [Member] | Currency Option Agreements [Member]
Fair value, assets measured on recurring basis, derivative financial instruments, assets		[3]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities		[3]		[3]
Fair Value, Inputs, Level 3 [Member] | Currency Swap [Member]
Fair value, assets measured on recurring basis, derivative financial instruments, assets		[3]		[3]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities		[3]		[3]
Fair Value, Inputs, Level 3 [Member] | Interest Rate Swap [Member]
Fair value, assets measured on recurring basis, derivative financial instruments, assets		[3]		[3]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities		[3]		[3]
Fair Value, Inputs, Level 3 [Member] | Domestic Equity Securities [Member]
Available-for-sale securities		[3]		[3]
Fair Value, Inputs, Level 3 [Member] | Foreign Equity Securities [Member]
Available-for-sale securities		[3]		[3]
Fair Value, Inputs, Level 3 [Member] | Domestic Debt Securities [Member]
Available-for-sale securities	4,303	[3]	1,067	[3]
Fair Value, Inputs, Level 3 [Member] | Foreign Debt Securities [Member]
Available-for-sale securities		[3]		[3]
Forward Contracts [Member]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	832		8
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	1,035		196
Currency Option Agreements [Member]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	1
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	1,860		1,552
Currency Swap [Member]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	1,608		946
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	9,529		4,385
Interest Rate Swap [Member]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	1,281		3,342
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	1,921		2,178
Domestic Equity Securities [Member]
Available-for-sale securities	74,834		87,411
Foreign Equity Securities [Member]
Available-for-sale securities	101,679		109,858
Domestic Debt Securities [Member]
Available-for-sale securities	23,570		15,187
Foreign Debt Securities [Member]
Available-for-sale securities	¥ 8,046		¥ 2,846

[1]	Quoted prices for identical assets or liabilities in active markets
[2]	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
[3]	Unobservable inputs